Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Summary of Non-Cancelable Operating Leases

Lease Cost	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Operating lease cost	$1,312	$2,628
Short term lease cost	49	49

Net Lease Cost	$1,361	$2,677

Supplemental Balance Sheet Information

Supplement Lease Cash Flow Information	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$1,422	$2,794
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$46,068	$46,068

Lease Term and Discount Rate	June 30, 2021
Weighted-average remaining lease term:
Operating leases	10.7 years
Weighted-average discount rate:
Operating leases	3.07%

Summary of Maturity of Lease Liabilities

Future Maturity of Operating Lease Payments	Operating Leases
July 1, 2021 to December 31, 2021	$2,713
2022	2,766
2023	8,108
2024	6,000
2025	5,923
Thereafter	43,904

Total Lease Payments	69,414
Imputed interest	(11,410)

Total Lease Liabilities	$58,004